RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 25, 2021	May 21, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Apr. 27, 2022	May 04, 2021	Apr. 30, 2021	Apr. 27, 2021	Apr. 22, 2021	Apr. 21, 2021	Apr. 16, 2021	Apr. 06, 2021	Mar. 12, 2021	Feb. 09, 2021	Sep. 09, 2020	Jul. 10, 2020	Jul. 01, 2020	Jun. 09, 2020	May 29, 2020	May 20, 2020	May 19, 2020	May 11, 2020	May 08, 2020	May 04, 2020	May 01, 2020	Apr. 28, 2020	Apr. 27, 2020	Mar. 13, 2020	Mar. 01, 2020	Jan. 01, 2020
Accounts Payable And Accrued Expenses To Related Party					$ 1,029,690
Notes Payable, Related Party			$ 3,912	$ 0	$ 15,300
Promissory note			0
Original issuance discount			0	0
Stock for related party service rendered			$ 0	$ 80,000
American Video Teleconferencing Corp (AVOT) [Member]
Services received															$ 150
Willy A. Saint-Hilaire [Member]
Share price			$ 0.000025		$ 0.000025																								$ 0.000025	$ 0.000025
Warrants Issued, Price Per Share																														$ 25.00
Warrants Issued To Purchase Common Stock																														1,000,000
Warrants, Exercise Price																														$ 0.60
Theresa Kitt [Member]
Share price			0.000025		0.000025													$ 0.000025
Warrants Issued, Price Per Share																		$ 5.00
Warrants Issued To Purchase Common Stock																		200,000
Warrants, Exercise Price																		$ 0.60
Mohammad Sadrolashrafi [Member]
Share price			0.000025		0.000025											$ 0.50							$ 0.000025
Warrants Issued, Price Per Share																							$ 12.50
Warrants Issued To Purchase Common Stock																							500,000
Warrants, Exercise Price																							$ 0.60
Malcolm Ziman [Member]
Share price			0.000025		0.000025																			$ 0.000025
Warrants Issued, Price Per Share																								$ 5.00
Warrants Issued To Purchase Common Stock																								200,000
Warrants, Exercise Price																								$ 0.60
Brian D. Colvin [Member]
Share price			0.000025		0.000025																			0.000025
Warrants Issued, Price Per Share																								$ 25.00
Warrants Issued To Purchase Common Stock																								1,000,000
Warrants, Exercise Price																								$ 0.60
Jamie Hadfield [Member]
Common stock purchased shares, Shares	400,000
Common stock purchased shares, Amount	$ 200,000
Share price	$ 0.50		$ 0.50
September 1, 2020 [Member] | Services Agreement [Member] | American Video Teleconferencing Corp (AVOT) [Member]
Deferred Revenue - related party			$ 11,333
Restricted shares of common stock				17,000,000
Total compensation				$ 17,000
Recognized revenue				5,663
Stock for related party service rendered				$ 17,000
Shahram Khial [Member]
Share price			$ 0.000025		0.000025												$ 0.000025										$ 0.000025
Warrants Issued, Price Per Share																	$ 12.50										$ 12.50
Warrants Issued To Purchase Common Stock																	500,000										500,000
Warrants, Exercise Price																	$ 0.60										$ 0.60
Kenneth Cornell Bosket [Member]
Share price			0.000025		0.000025														$ 0.000025
Warrants Issued, Price Per Share																			$ 25.00
Warrants Issued To Purchase Common Stock																			1,000,000
Warrants, Exercise Price																			$ 0.60
Administrative Services																															$ 5,000
Montse Zaman [Member]
Share price			0.000025		0.000025																					$ 0.000025
Warrants Issued, Price Per Share																										$ 25.00
Warrants Issued To Purchase Common Stock																										1,000,000
Warrants, Exercise Price																										$ 0.60
Administrative Services																															5,000
Mike Zaman [Member]
Share price			0.000025		0.000025																					0.000025
Warrants Issued, Price Per Share																										$ 25.00
Warrants Issued To Purchase Common Stock																										1,000,000
Warrants, Exercise Price																										$ 0.60
Managerial Services																															$ 20,000
Ybelka Saint Hilaire [Member]
Share price			0.000025		0.000025															$ 0.000025
Warrants Issued, Price Per Share																				$ 5.00
Warrants Issued To Purchase Common Stock																				200,000
Warrants, Exercise Price																				$ 0.60
Willy Rafael Saint-Hilaire [Member]
Share price			0.000025		0.000025																$ 0.000025
Warrants Issued, Price Per Share																					$ 5.00
Warrants Issued To Purchase Common Stock																					200,000
Warrants, Exercise Price																					$ 0.60
Marvin A Saint-Hilaire [Member]
Share price			0.000025		0.000025																	$ 0.000025
Warrants Issued, Price Per Share																						$ 2.50
Warrants Issued To Purchase Common Stock																						100,000
Warrants, Exercise Price																						$ 0.60
Joan R. Saint-Hilaire [Member]
Share price			0.000025		0.000025																	0.000025
Warrants Issued, Price Per Share																						$ 2.50
Warrants Issued To Purchase Common Stock																						100,000
Warrants, Exercise Price																						$ 0.60
Jacob Colvin [Member]
Share price			0.000025		0.000025																			0.000025
Warrants Issued, Price Per Share																								$ 5.00
Warrants Issued To Purchase Common Stock																								200,000
Warrants, Exercise Price																								$ 0.60
Brett Matus [Member]
Share price			0.000025		0.000025																			0.000025
Warrants Issued, Price Per Share																								$ 5.00
Warrants Issued To Purchase Common Stock																								200,000
Warrants, Exercise Price																								$ 0.60
Arnulfo Saucedo-Bardan [Member]
Share price			$ 0.000025		$ 0.000025																				$ 0.000025
Warrants Issued, Price Per Share																									$ 25.00
Warrants Issued To Purchase Common Stock																									1,000,000
Warrants, Exercise Price																									$ 0.60
Convertible Promissory Note [Member] | April 30, 2021 [Member] | Willy A. Saint-Hilaire [Member]
Principal balance of convertible promissory note			$ 2,750
Promissory note								$ 2,750
Interest rate								15.15%
Convertible Promissory Note [Member] | May 4, 2021 [Member] | Willy A. Saint-Hilaire [Member]
Principal balance of convertible promissory note			750
Promissory note							$ 750
Interest rate							15.15%
Convertible Promissory Note [Member] | May 21, 2021 [Member] | Willy A. Saint-Hilaire [Member]
Promissory note		$ 7,280
Interest rate		12.00%
Principal payments paid			980
Original issuance discount		$ 280
Amortization		$ 172
Convertible Promissory Note [Member] | April 6, 2021 [Member] | Willy A. Saint-Hilaire [Member]
Principal balance of convertible promissory note			2,500
Promissory note													$ 2,500
Interest rate													12.00%
Convertible Promissory Note [Member] | April 16, 2021 [Member] | Willy A. Saint-Hilaire [Member]
Principal balance of convertible promissory note			1,518
Promissory note												$ 1,518
Interest rate												12.00%
Convertible Promissory Note [Member] | April 21, 2021 [Member] | Willy A. Saint-Hilaire [Member]
Principal balance of convertible promissory note			1,110
Promissory note											$ 1,109
Interest rate											12.00%
Convertible Promissory Note [Member] | March 12, 2021 [Member] | Willy A. Saint-Hilaire [Member]
Promissory note														$ 9,332
Principal reduction payments of promissory note			5,421
Principal balance of promissory note			3,912
Convertible Promissory Note [Member] | Shahram Khial [Member]
Principal balance of convertible promissory note			3,500
Promissory note										$ 3,500
Convertible Promissory Note [Member] | Shahram Khial [Member] | April 27, 2021 [Member]
Principal balance of convertible promissory note			$ 3,500
Promissory note									$ 3,500
Interest rate									12.00%
Convertible Notes Payable [Member]
Share price				$ 1.00
Notes Payable, Related Party					$ 16,028
Convertible Notes Payable [Member] | Willy A. Saint-Hilaire [Member]
Promissory note					2,012									$ 9,332
Interest rate														16.00%
Convertible Notes Payable [Member] | Shahram Khial [Member]
Promissory note						$ 3,500				$ 3,500																		$ 3,500
Interest rate						12.00%				12.00%																		12.00%
Non-Convertible Notes Payable [Member]
Notes Payable, Related Party					$ 15,300